UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502

                              Comstock Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                        Date of fiscal year end: April 30

                     Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)
================================================================================
                                                    MARKET
  SHARES                                            VALUE
----------                                        ---------

COMMON STOCKS -- 4.2%

               EXCHANGE TRADED FUNDS -- 4.2%
     5,000     PowerShares DB US Dollar Index
                 Bearish Fund+ (a)                $  146,300
     2,000     WisdomTree Dreyfus Chinese Yuan
                 Fund+                                50,860
                                                  ----------
TOTAL COMMON STOCKS                                  197,160
                                                  ----------


   UNITS
 ---------

TERM NOTE -- 3.2%

               REAL ESTATE -- 3.2%
    10,000     Merrill Lynch Medium Term Note,
                 Ser. C, Due 06/04/09 + (b)          148,400
                                                  ----------

 PRINCIPAL
  AMOUNT
----------

U.S. GOVERNMENT OBLIGATIONS -- 82.8%

               U.S. TREASURY BILL -- 76.2%
$3,597,000     U.S. Treasury Bill, 1.132%++,
                 09/18/08                          3,589,191
                                                  ----------

               U.S. TREASURY NOTE -- 6.6%
   300,000     U.S. Treasury Note, 6.000%,
                 08/15/09                            311,438
                                                  ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                  3,900,629
                                                  ----------


                                      EXPIRATION
   NUMBER OF                             DATE/
   CONTRACTS                        EXERCISE PRICE
  ----------                        --------------

PUT OPTIONS PURCHASED+ -- 9.8%
        40     S & P 500 Index       Sep. 08/1225     98,000
        10     S & P 500 Index       Dec. 08/1225     47,000
        10     S & P 500 Index       Dec. 08/1250     61,000
        18     S & P 500 Index       Mar. 09/1200    109,800
        20     S & P 500 Index       Mar. 09/1250    148,000
                                                  ----------
TOTAL PUT OPTIONS PURCHASED                          463,800
                                                  ----------

TOTAL INVESTMENTS -- 100.0% (Cost $4,687,901)     $4,709,989
                                                  ----------
               Aggregate book cost                $4,687,901
                                                  ==========
               Gross unrealized appreciation      $  140,597
               Gross unrealized depreciation        (118,509)
                                                  ----------
               Net unrealized
                appreciation/depreciation         $   22,088
                                                  ==========
 --------------
 (a) Security is linked to the performance of the Deutsche Bank Short US Dollar Index (USDX(R)) Futures Index(TM). You cannot invest directly in an index.
 (b) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.
 +        Non-income producing security.
 ++       Represents annualized yield at date of purchase.


               See accompanying notes to schedule of investments.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)
================================================================================
                                                    MARKET
  SHARES                                             VALUE
----------                                        -----------

COMMON STOCKS -- 5.6%

               EXCHANGE TRADED FUNDS -- 5.6%
     36,000    PowerShares DB US Dollar Index
                 Bearish Fund+ (a)                $ 1,053,360
     10,000    SPDR Gold Trust+                       900,500
     16,000    WisdomTree Dreyfus Chinese Yuan
                 Fund+                                406,880
                                                  -----------
TOTAL COMMON STOCKS                                 2,360,740
                                                  -----------

   UNITS
  --------

TERM NOTE -- 1.7%

               REAL ESTATE -- 1.7%
     50,000    Merrill Lynch Medium Term Note,
                 Ser. C, Due 06/04/09+ (b)            742,000
                                                  -----------

   PRINCIPAL
    AMOUNT
  ----------

U.S. GOVERNMENT OBLIGATIONS -- 86.7%
$36,869,100    U.S. Treasury Bills, 1.203% to
                 2.033%++, 08/07/08 to
                 01/08/09 (c)(d)                   36,781,732
                                                  -----------


                                      EXPIRATION
   NUMBER OF                            DATE/
   CONTRACTS                        EXERCISE PRICE
  ----------                       --------------

PUT OPTIONS PURCHASED+ -- 6.0%
         70    S & P 500 Index       Sep. 08/1250     238,000
        130    S & P 500 Index       Dec. 08/1225     611,000
        230    S & P 500 Index       Mar. 09/1250   1,702,000
                                                  -----------
TOTAL PUT OPTIONS PURCHASED                         2,551,000
                                                  -----------

TOTAL INVESTMENTS -- 100.0% (Cost $42,231,801)    $42,435,472
                                                  ===========
               Aggregate book cost                $42,231,801
                                                  ===========
               Gross unrealized appreciation      $   719,217
               Gross unrealized depreciation         (515,546)
                                                  -----------
               Net unrealized
                appreciation/depreciation         $   203,671
                                                  ===========

                                                     MARKET
  SHARES                                             VALUE
----------                                        -----------

COMMON STOCKS SOLD SHORT -- (28.4)%

               BUILDING AND CONSTRUCTION -- (2.3)%
     10,000    Beazer Homes USA Inc.              $    62,300
      6,500    Centex Corp.                            95,420
      6,500    KB HOME                                114,335
      1,000    NVR Inc.                               552,320
     11,000    Pulte Homes Inc.                       134,310
                                                  -----------
                                                      958,685
                                                  -----------

               BUSINESS SERVICES -- (0.8)%
      5,600    United Parcel Service Inc., Cl. B      353,248
                                                  -----------

               COMPUTER HARDWARE -- (1.0)%
      3,300    International Business Machines
                 Corp.                                422,334
                                                  -----------

               COMPUTER SOFTWARE AND SERVICES -- (5.1)%
     10,000    Advent Software Inc.                   435,400
     14,000    Juniper Networks Inc.                  364,420
     20,000    Oracle Corp.                           430,600
      3,600    Research In Motion Ltd.                442,152
      8,400    SAP AG, ADR                            485,604
                                                  -----------
                                                    2,158,176
                                                  -----------

               CONSUMER PRODUCTS -- (0.9)%
      7,000    Reynolds American Inc.                 390,810
                                                  -----------

               ELECTRONICS -- (3.0)%
     17,000    Intel Corp.                            377,230
     19,000    Lam Research Corp.                     624,910
     11,000    Texas Instruments Inc.                 268,180
                                                  -----------
                                                    1,270,320
                                                  -----------

               ENVIRONMENTAL SERVICES -- (1.2)%
      8,700    Stericycle Inc.                        519,825
                                                  -----------

               FINANCIAL SERVICES -- (6.7)%
     12,000    BB&T Corp.                             336,240
      9,000    Capital One Financial Corp.            376,740
     22,000    Hudson City Bancorp Inc.               401,720
      9,000    Lehman Brothers Holdings Inc.          156,060
     14,000    Raymond James Financial Inc.           404,600
      2,000    The Goldman Sachs Group Inc.           368,080
     27,000    Wells Fargo & Co.                      817,290
                                                  -----------
                                                    2,860,730
                                                  -----------

               HEALTH CARE -- (0.7)%
     15,000    Hologic Inc.                           277,050
                                                  -----------

               HOTELS AND GAMING -- (1.1)%
      5,000    Wynn Resorts Ltd.                      487,400
                                                  -----------

               METALS AND MINING -- (0.8)%
     12,000    Southern Copper Corp.                  333,360
                                                  -----------

               RETAIL -- (3.3)%
      5,300    Abercrombie & Fitch Co., Cl. A         292,666
      6,000    Amazon.com Inc.                        458,040
      9,000    CBRL Group Inc.                        217,530
      5,300    J.C. Penney Co. Inc.                   163,399
     17,000    Starbucks Corp.                        249,730
                                                  -----------
                                                    1,381,365
                                                  -----------

               TELECOMMUNICATIONS -- (1.5)%
     24,000    Nokia Oyj, ADR                         655,680
                                                  -----------
TOTAL COMMON STOCKS SOLD SHORT
(Total Proceeds $15,067,855)                      $12,068,983
                                                  ===========
               Aggregate proceeds                 $15,067,855
                                                  ===========
               Gross unrealized appreciation      $ 3,432,919
               Gross unrealized depreciation         (434,047)
                                                  -----------
               Net unrealized
                appreciation/depreciation         $ 2,998,872
                                                  ===========


   NUMBER OF                          EXPIRATION   UNREALIZED
   CONTRACTS                             DATE     APPRECIATION
  ----------                          ----------  ------------

FUTURES CONTRACTS -- SHORT POSITION -- 2.7%
         50    S & P 500 Index
                 Futures               09/18/08   $ 1,160,625
                                                  ===========
-------------
(a) Security is linked to the performance of the Deutsche Bank Short US Dollar Index (USDX(R)) Futures Index(TM). You cannot invest directly in an index.
(b) Security return is linked to the performance of the PHLX Housing Sector Index. You cannot invest directly in an index.
(c) At July 31, 2008, $8,000,000 of the principal amount was pledged as collateral for securities sold short.
(d) At July 31, 2008, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR   American Depositary Receipt
SPDR  Standard & Poor's Depository Receipts


               See accompanying notes to schedule of investments.

COMSTOCK FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On May 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
   o     Level 1 - quoted prices in active markets for identical securities;
   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
   o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of July 31, 2008 is as follows:
                            STRATEGY FUND          CAPITAL VALUE FUND
                           ----------------  --------------------------------
                                                                    OTHER
                                                                  FINANCIAL
                            INVESTMENTS IN    INVESTMENTS IN     INSTRUMENTS
                             SECURITIES         SECURITIES      (UNREALIZED
                            (MARKET VALUE)    (MARKET VALUE)   APPRECIATION)*
                            --------------    --------------   --------------
VALUATION INPUTS
Level 1- Quoted Prices       $   197,160     $  (9,708,243)    $   1,160,625

Level 2- Other Significant
  Observable Inputs            4,512,829        40,074,732                --
                             ------------    --------------    --------------
TOTAL                        $ 4,709,989     $  30,366,489     $   1,160,625
                             ============    ==============    ==============
----------
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund as of April 30, 2008:

EXPIRING IN FISCAL YEAR      STRATEGY FUND           CAPITAL VALUE FUND
------------------------  -------------------     -----------------------
         2009                   $  5,026,316             $   409,704
         2012                             --              15,241,825
         2013                     11,097,388              40,898,340
         2014                      1,655,953              13,004,169
         2015                      1,276,858               7,109,158
         2016                        651,656               4,484,299
                                ------------             -----------
                                $ 19,708,171             $81,147,495
                                ============             ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Comstock Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 16, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 16, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       September 16, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.